Income tax (Tables)	9 Months Ended
Sep. 30, 2019
Income tax
Summary of income tax expense

	Three months	Nine months	Three months	Nine months
	ended	ended	ended	ended
	September 30,	September 30,	September 30,	September 30,
	2018	2018	2019	2019
Current income tax expense	(311)	(718)	(487)	(1,348)
Deferred tax benefit/(expense)	41	6	47	133
Income tax expense for the period	(270)	(712)	(440)	(1,215)